Financial instruments and risk management - Working capital and going concern assessment (Details) R in Millions, $ in Millions							6 Months Ended	12 Months Ended
	Dec. 06, 2024 ZAR (R) extension_option	Dec. 01, 2024 ZAR (R)	Dec. 01, 2024 USD ($)	Aug. 21, 2024 ZAR (R)	Apr. 06, 2023 USD ($) extension_option	Oct. 25, 2019 ZAR (R) extension_option	Dec. 31, 2025 ZAR (R)	Dec. 31, 2026	Dec. 31, 2025 ZAR (R)	Dec. 31, 2024 ZAR (R)		Dec. 31, 2023 ZAR (R)	Dec. 31, 2025 USD ($)	Aug. 16, 2024 ZAR (R)	Dec. 31, 2022 ZAR (R)
Working capital and going concern assessment
Loss for the year									R (4,739)	R (5,710)		R (37,430)
Working capital									26,595	27,458		25,415
Equity							R 44,167		44,167	48,289	[1]	51,607			R 91,004
Cash from operating activities									21,407	10,113		7,095
Committed undrawn facilities							21,255		21,255	26,743		20,755
Cash and cash equivalents							R 17,178		17,178	16,049	[1]	25,560			R 26,076
Deferred revenue advance received									R 10,745	R 3,307		R 935
Actual leverage ratio							0.59		0.59	1.79		0.58	0.59
Interest coverage ratio									25.4	11		66
Undrawn borrowing facilities							R 22,928		R 22,928	R 29,676		R 24,029
Forecast
Working capital and going concern assessment
Leverage ratio maximum per covenant for the second specified period							3.0	2.5
Forecast | Maximum
Working capital and going concern assessment
Interest coverage ratio							3.5	4.0
Gold
Working capital and going concern assessment
Deferred revenue advance received				R 1,793
Chrome
Working capital and going concern assessment
Deferred revenue advance received		R 905	$ 50
R5.5 billion RCF
Working capital and going concern assessment
Face amount of debt						R 5,500
Number of one-year extensions | extension_option						2
Borrowings, term of extension						1 year
R6.0 billion RCF
Working capital and going concern assessment
Face amount of debt														R 6,000
Capacity increase option														1,000
R500 Million RCF
Working capital and going concern assessment
Face amount of debt	R 500
R6.5 billion RCF
Working capital and going concern assessment
Face amount of debt	R 6,500													R 6,500
Number of one-year extensions | extension_option	2
Borrowings, term of extension	1 year
Undrawn borrowing facilities							R 6,500		6,500
US$1 billion RCF
Working capital and going concern assessment
Face amount of debt | $					$ 1,000
Number of one-year extensions | extension_option					2
Borrowings, term of extension					1 year
Undrawn borrowing facilities | $													$ 1,000
2026 Notes Due November 2026
Working capital and going concern assessment
Notes and debentures issued							R 11,185		R 11,185

[1]	Amount for 31 December 2024 was revised (see note 16.2)